Financial Liabilities at Fair Value Through Profit or Loss (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Financial Instrument [Abstract]
Summary of Financial Liabilities at Fair Value Through Profit or Loss

	December 31
	2021	2020
Financial liabilities designated as at FVTPL

Redeemable preferred shares	$107,862	$107,397
Categories of financial instruments

	December 31
	2021	2020
Financial assets
Amortized cost (Note 1)	$268,420	$248,970

Financial liabilities
FVTPL
Designated as at FVTPL	107,862	107,397
Amortized cost (Note 2)	515,665	409,747
1)The balances included financial assets measured at amortized cost, which comprise cash and cash equivalents, trade receivables, other financial assets, partial other assets and refundable deposits.
2)The balances included financial liabilities measured at amortized cost, which comprise short-term and long-term borrowings, notes payable and trade payables, bonds payable, partial other payables and guarantee deposits received